N-2 $ in Millions	May 05, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001837532
Amendment Flag	false
Securities Act File Number	814-01424
Document Type	8-K
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On May 5, 2026, Apollo Debt Solutions BDC (the “
Fund
”) priced an offering of $300 million in aggregate principal amount of its 6.550% notes due 2032 (the “
New
Notes
”) in a private placement to persons reasonably believed to be qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “
Securities Act
”), and to
certain non-U.S. persons
outside the United States pursuant to Regulation S under the Securities Act (the “
Notes Offering
”).
On May 7, 2026, the Fund issued the New Notes under the Fund’s indenture with U.S. Bank Trust Company, National Association (the “
Trustee
”), dated as of March 21, 2024, and third supplemental indenture, dated as of January 16, 2025 (together, the “
Indenture
”). The New Notes were issued at a price equal to 100.604% of the face value, plus accrued interest from March 15, 2026, resulting in an effective yield to maturity of 6.421%. The New Notes were issued as “Additional Notes” under the Indenture and have identical terms to the Fund’s $500 million of aggregate principal amount of 6.550% Notes due 2032 that were issued on January 16, 2025 (the “
Existing Notes
” and, together with the New Notes, the “
Notes
”), other than the issue date and the issue price. The New Notes will be treated as a single class of notes with the Existing Notes for all purposes under the Indenture.
The Notes will mature on March 15, 2032 and may be redeemed in whole or in part at the Fund’s option at any time or from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 6.550% per year payable semi-annually on March 15 and September 15 of each year, commencing on March 15, 2026, with the first payment to be made on September 15, 2026. The Notes are general unsecured obligations of the Fund that rank senior in right of payment to all of the Fund’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
 with all existing and future unsecured unsubordinated indebtedness issued by the Fund, rank effectively junior to any of the Fund’s secured indebtedness (including unsecured indebtedness that the Fund later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Fund’s subsidiaries, financing vehicles or similar facilities.
The Indenture contain certain covenants, including covenants requiring the Fund to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Fund is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.
In addition, on the occurrence of a “Change of Control Repurchase Event,” as defined in the Indenture, the Fund will generally be required to make an offer to purchase the outstanding Notes at a price equal to 100% of the principal amount of such Notes plus accrued and unpaid interest to, but not including, the repurchase date.
The foregoing description of the Indenture does not purport to be complete and is qualified in its entirety by reference to the full text of the Indenture, filed as exhibits hereto and incorporated by reference herein.
The Notes have not been registered under the Securities Act or any state securities laws and may not be offered or sold in the United States absent registration or an applicable exemption from such registration requirements. The Notes Offering closed on May 7, 2026. The net proceeds to the Fund (excluding accrued interest) were approximately $298.7 million, after deducting the initial purchaser discount and estimated offering expenses. The Fund expects to use the net proceeds of the offering for general corporate purposes of it and its subsidiaries and/or to repay indebtedness, including under the Fund’s revolving credit facility.
Registration Rights Agreement
In connection with the Notes Offering, the Fund entered into a Registration Rights Agreement, dated as of May 7, 2026 (the “
Registration Rights Agreement
”), with Goldman Sachs & Co. LLC, ING Financial Markets LLC, Truist Securities, Inc. and Wells Fargo Securities, LLC as the representatives of the Initial Purchasers of the Notes. Pursuant to the Registration Rights Agreement, the Fund is obligated to file with the Securities and Exchange Commission a registration statement relating to an offer to exchange the Notes for new notes issued by the Fund that are registered under the Securities Act and otherwise have terms substantially identical to those of the Notes, and to use its commercially reasonable efforts to cause such registration statement to be declared effective. If the Fund is not able to effect the exchange offer, the Fund will be obligated to file a shelf registration statement covering the resale of the Notes and use its commercially reasonable efforts to cause such registration statement to be declared effective. If the Fund fails to satisfy its registration obligations by certain dates specified in the Registration Rights Agreement, it will be required to pay additional interest to the holders of the Notes.
The foregoing description of the Registration Rights Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Registration Rights Agreement, filed as an exhibit hereto and incorporated by reference herein.

Long Term Debt, Title [Text Block]	the “ New Notes ”
Long Term Debt, Principal	$ 300
Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contain certain covenants, including covenants requiring the Fund to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Fund is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.